Short Term Loan Receivable (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Jul. 07, 2025	May 30, 2025
Short Term Loan Receivable [Line Items]
Outstanding balance		$ 128,294
Secured Promissory Note Agreement [Member]
Short Term Loan Receivable [Line Items]
Outstanding balance			$ 127,300
Percentage of interest at a variable rate			7.50%
Term of interest computed			365 days
Due date	Sep. 30, 2025
Pacific Sun Packaging Inc. [Member]
Short Term Loan Receivable [Line Items]
Equity interest percentage		10.00%